Long-Term Debt and Financial Liabilities, Other Financial Liabilities - Sale and Leaseback Transactions (Details) $ in Thousands								5 Months Ended	12 Months Ended
	Nov. 07, 2018 USD ($) Installment shares	Jun. 28, 2018 USD ($) Installment	Apr. 10, 2017 shares	Dec. 21, 2016 shares	Dec. 13, 2016 shares	Nov. 23, 2016 shares	Aug. 10, 2016 shares	Jun. 27, 2017 shares	Dec. 31, 2018 USD ($) Vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Secured Credit Facilities [Abstract]
Deposit paid									$ 4,075	$ 0	$ 0
Deposits assets, non-current									3,495	0
Principal amount outstanding									198,607	196,450
Deposit made under sale and leaseback agreement									2,925
Issuance of common stock (in shares) | shares			8,333	86,666	666,666	87,000	78,666	185,477
Net book value									$ 244,332	$ 254,730
Vessels Subject to Mortgages [Member]
Secured Credit Facilities [Abstract]
Number of vessels secured by first and second priority mortgages | Vessel									8
Net book value									$ 187,415
Bareboat Chartered Vessels [Member]
Secured Credit Facilities [Abstract]
Number of vessels serving as collateral for bareboat lease agreements | Vessel									2
Net book value									$ 55,799
Sale and Leaseback Agreement dated June 28, 2018 [Member]
Secured Credit Facilities [Abstract]
Sale and leaseback		$ 26,500
Term of charter contract									8 years
Purchase obligation		5,299
Proceeds from sale of vessel		18,550
Upfront charterhire payment		6,625
Deposit paid		$ 1,325
Minimum value maintenance ratio to be maintained		1.2
Deposits assets, non-current		$ 1,325
Number of consecutive payment installments | Installment		32
Frequency of periodic payment									Quarterly
Installment payment		$ 456
Balloon payment		$ 5,299
Principal amount outstanding									$ 18,964
Sale and Leaseback Agreement dated June 28, 2018 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate		4.00%
Sale and Leaseback Agreement dated November 7, 2018 [Member]
Secured Credit Facilities [Abstract]
Sale and leaseback	$ 23,500
Term of charter contract									5 years
Purchase obligation	14,051
Deposit paid	$ 2,750
Deposits assets, non-current									$ 2,170
Number of consecutive payment installments | Installment	60
Frequency of periodic payment									Monthly
Installment payment	$ 167
Balloon payment	$ 14,051
Principal amount outstanding									$ 26,101
Deposit made under sale and leaseback agreement									1,600
Payment for acquisition and installation of the open loop scrubber system									$ 580
Interest rate	4.71%
Additional percentage payment for difference between market price and floor price	20.00%
Floor price	$ 30,000
Floor price after amortization at the end of five year	$ 22,773
Issuance of common stock (in shares) | shares	120,000